Document and Entity Information	Aug. 20, 2021
Details
Registrant CIK	0001796160
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Registrant Name	QMIS TBS CAPITAL GROUP CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-238872
Entity Tax Identification Number	32-0619708
Entity Address, Address Line One	37-12 Prince St.
Entity Address, Address Line Two	Suite 9C
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	917
Local Phone Number	675-3214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false